Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 14 – SHARE BASED COMPENSATION

Equity Incentive Plan

Effective October 26, 2022, our board of directors adopted the Brera Holdings PLC 2022 Equity Incentive Plan (as amended, the “Plan”) authorizing a total of 200,000 shares of our Class B Ordinary Shares for future issuances under the Plan. The maximum number of Class B Ordinary Shares that may be issued pursuant to awards granted under the 2022 Plan was increased to 4,000,000 shares pursuant to an amendment to the Plan adopted on April 9, 2025, and further increased to 9,000,000 shares pursuant to an amendment to the Plan adopted on September 16, 2025. Under the Plan, the exercise price of a granted option shall not be less than 100% of the fair market value on the date of grant (110% of the fair market value in the case of a 10% shareholder). Additionally, no option may be exercisable more than ten (10) years after the date it is granted (no more than five (5) years in the case of a 10% shareholder).

As of December 31, 2025, there were 1,444,447 shares available for future issuance under the Plan.

Under the Plan, during the years ended December 31, 2025 and December 2024 the Company also issued Restricted Share Awards, Restricted Share Units and Share Options to its employees, directors and consultants.

Equity Based Compensation

Restricted Stock Units, Restricted Share Awards and Other Share Awards

Restricted Share Awards: A share award is a grant of Class B Ordinary Shares or of a right to receive shares in the future. These awards are subject to certain conditions, restrictions and contingencies as determined at the date of grant, which may include requirements for continuous service and/or the achievement of specified performance goals.

Restricted Share Units: Restricted share units are the grants of Class B Ordinary Shares and, similarly to share awards are subject to certain conditions, restrictions and contingencies, including the requirement for continuous service the achievement of specified performance goals as established at the date of grant.

These equity-based awards are generally subject to the satisfaction of a one-year cliff vesting condition and continued service for a period of up to four years from the grant date, together with other specified restrictions, where applicable. The fair value of the awards is measured at the grant date and recognized as share-based payment expense over the vesting period, with the expense recognized on a straight-line basis over the requisite service period, provided the related vesting conditions are expected to be met. For awards subject to additional non-market restrictions, the Company assesses the nature of the restriction and accounts for it in accordance with IFRS 2.

If the restrictions are service conditions, the related expense is recognized over the vesting period. If any non-vesting conditions are present, the grant-date fair value is not adjusted for the probability of satisfying those conditions, but the terms are reflected in the fair value measurement to the extent required by IFRS 2. Any changes in estimate regarding the number of awards expected to vest are recognized prospectively.

During the year ended December 31, 2023, the Company granted share based awards totaling 1,050 Class B Ordinary Shares to certain individuals, resulting in the recognition of share based compensation expense of €110 within its operating expenses.

During the year ended December 31, 2024, the Company granted share awards totaling 10,650 Class B Ordinary Shares to twelve individuals. On August 30, 2024, the Company entered into a Termination Agreement with an individual to whom the Company had granted a share award for 3,000 Class B Ordinary Shares. Under the agreement, the Company agreed to accelerate vesting of 500 of the awarded shares, and the individual agreed to surrender 2,500 of her awarded shares. As a result, the outstanding share awards as of December 31, 2024, totaled 8,150 Class B Ordinary Shares. Share awards totaling 7,650 shares vested on the date of grant and share awards totaling 500 shares vest on the first anniversary of the grant date. The issuances resulted in the recognition of share based compensation expense of €791 during the year ended December 31, 2025 within operating expenses.

During the year ended December 31, 2025, the Company granted restricted stock units (“RSUs”) totaling 64,667 Class B Ordinary Shares, with a nominal value of US$0.50 per share, to twenty-five individuals and two corporate entities. Of these awards, 35,350 RSUs vested immediately upon grant, while a total of 26,667 shares are subject to service-based vesting and will vest evenly on a quarterly basis over a two-year period, with 3,333 shares vesting each quarter. Further 334, 334 and 332 RSUs are subject to service based vesting periods of one, two, and three years, respectively. The grant date fair value of the RSUs ranged from US$59.50 to US$251.20 per share. During the year ended December 31, 2025, a total of 35,850 Class B Ordinary Shares were issued in settlement of vested RSUs. The Company recorded €4,345 of Restricted Stock Unit related compensation expense during the year ended December 31, 2025. Separately, the Company issued 1,650 Class B Ordinary Shares with a fair value of €96 to an external legal advisor in connection with the PIPE transaction. These shares were accounted for as share issuance costs and recorded as a reduction of the related PIPE proceeds and are not included in the RSU activity described above. In addition, the Company recorded accrued share based compensation of approximately €98 related to 151,111 RSUs intended to be granted to employees, which had not yet been formally approved by the Board of Directors as of December 31, 2025. The awards are expected to vest over a four year service period. The estimated fair value of these RSUs was approximately US$1.91 per share. As the awards had not been formally approved as of year end, they are not included in the RSU grants disclosed above.

In connection with the Chief Executive Officer’s compensation arrangement executed in September 2025, the Company entered into an equity based incentive plan during the year ended December 31, 2025. The arrangement provides for equity awards with an aggregate target value of approximately $15.0 million, to be settled in Class B Ordinary Shares. The awards are comprised of two components: 50% subject to time based vesting over a four year service period and 50% subject to performance based conditions tied to the Company’s achievement of specified capital raising milestones. As of December 31, 2025, the Company evaluated the substance of the agreement and concluded that a constructive obligation existed under IFRS 2, Share based Payment, based on the ongoing service period and mutual understanding of the terms. The fair value of the awards was estimated using a share price of $18.7 as of December 31, 2025, resulting in a total estimated fair value of approximately $6.2 million. Compensation expense for the time based component is recognized on a straight line basis over the requisite service period, commencing on September 23, 2025. For the performance based component, compensation expense is recognized when it becomes probable that the applicable performance conditions will be achieved. For the year ended December 31, 2025, the Company recognized total share based compensation expense of approximately €855 related to this arrangement, representing the pro rata portion of the time based component from the service commencement date through year end, as well as expense recognized for the performance based component based on management’s assessment of probability as of December 31, 2025.

On April 24, 2026, the Company terminated Marco Santori as Chief Executive Officer and director of the Company. The Company is evaluating the accounting impact of the termination on the above share-based payment arrangement, including the treatment of any unvested time-based awards and any performance-based awards for which the relevant performance conditions had not been satisfied as of the termination date. The termination is a non-adjusting subsequent event with respect to the year ended December 31, 2025, and therefore no adjustment has been made to the share-based compensation expense recognized during the year then ended.

The Company recognized total share based compensation expense related to the above of approximately €4,507 within operating expenses for the year ended December 31, 2025.

Share Options

On February 2, 2023, we granted options to purchase 2,500 of our Class B Ordinary Shares to five individuals who served as directors of the Company. The options are exercisable at US$2.00 per share, expire seven (7) years from the date of grant, and vest ratably over a three-year period beginning January 26, 2024. In May 2023, an individual who was granted options to purchase 500 shares resigned before any of his options vested and, accordingly, his options were forfeited.

The fair value of each share option was estimated on the date of grant using the Black-Scholes option pricing model, resulting in a valuation for all five options totaling €639. During the years ended December 31, 2025, 2024 and 2023, we recorded general and administrative expenses of and €163, €170, and €162 respectively in connection with these share options, representing the vested portion of the share options during that period. The assumptions used in determining the fair value of the share options were as follows:

Expected term in years	7 years
Risk-free interest rate	0.3440%
Annual expected volatility	125.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the options.

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years
Outstanding, December 31, 2023	2,000		$200	6.6
Outstanding, December 31, 2024	2,000		$200	5.6
Options exercised	(1,500)		$200
Outstanding, December 31, 2025	500		$200
Options forfeited	(500)		(200)
Exercisable, December 31, 2025	0	$